Discontinued Operations	3 Months Ended
Jun. 30, 2011
Text Block Abstract
Disposal Groups Including Discontinued Operations Disclosure Text Block

Note 5 – Discontinued Operations

Arlon CM

 In 2010, the Company decided to explore exiting the business of manufacturing adhesive films, specialty graphic films and engineered coated products, and during the first quarter of 2011, the Company completed two separate asset sale transactions.  These businesses comprised the Arlon Coated Materials (“Arlon CM”) reporting segment.

On February 4, 2011, Arlon LLC, an indirect wholly-owned subsidiary of HNH, sold substantially all of its assets and existing operations located primarily in the State of California related to its Adhesive Film Division for an aggregate sale price of $27.0 million.  Net proceeds of approximately $24.2 million from this sale were used to repay indebtedness under the Company’s revolving credit facility.  A gain on the sale of these assets of $11.5 million was recorded.

On March 25, 2011, Arlon LLC and its subsidiaries sold substantially all of their assets and existing operations located primarily in the State of Texas related to Arlon LLC’s Engineered Coated Products Division and SignTech subsidiary for an aggregate sale price of $2.5 million.  In addition, Arlon LLC sold a coater machine to the same purchaser for a price of $0.5 million.  The Company recorded a loss of $5.0 million on the sale of these assets.  The net proceeds from these asset sales were used to repay indebtedness under the Company’s revolving credit facility.

Amounts held in escrow in connection with the asset sales, totaling $3.0 million, are recorded in “Trade and other receivables” on the consolidated balance sheet as of June 30, 2011, and are expected to be received by the Company in the second quarter of 2012.

The total gain as a result of these asset sales of $6.4 million, net of tax, is reported in discontinued operations on the consolidated statement of operations for the six months ended June 30, 2011.

Indiana Tube Denmark

In 2009, the Company completed the closure of its Indiana Tube Denmark subsidiary (“ITD”) after deciding to exit the welded specialty tubing market in Europe. The decision to exit this market was made after evaluating economic conditions and ITD’s capabilities, served markets, and competitors.  ITD had been part of the Company’s Tubing segment.  ITD’s principal remaining asset is the ITD facility, which has been offered for sale.  The facility is included in “Other non-current assets” on the consolidated balance sheets as of June 30, 2011 and December 31, 2010.  ITD is included in the results of discontinued operations for the three and six months ended June 30, 2010.

Sumco, Inc.

Sumco was engaged in the business of providing electroplating services primarily to the automotive market, and relied on the automotive market for over 90% of its sales.  In light of its ongoing operating losses and future prospects, the Company evaluated Sumco and decided to exit this business, which had been part of the Precious Metal segment.  In October 2010, the Company completed the sale of the remaining assets of Sumco.  Sumco is included in the results of discontinued operations for the three and six months ended June 30, 2010.

The following assets and liabilities of discontinued operations have been segregated in the accompanying consolidated balance sheet as of December 31, 2010.  As of June 30, 2011, there were no assets or liabilities of discontinued operations due to the Arlon CM sale described above.

(in thousands)	December 31, 2010
Current Assets:
Trade and other accounts receivable	$ 10,203
Inventory	11,979
Other current assets	980
$ 23,162

Long-term Assets:
Property, plant & equipment, net	1,865
Intangibles, net	79
$ 1,944

Current Liabilities:	$ 6,435

Non-current Liabilities
Deferred income taxes	229
Other non-current liabilities	72
$ 301

The income (loss) from Discontinued Operations consists of the following:

	Three Months ended June 30,		Six Months ended June 30,
(in thousands)	2011	2010	2011	2010
Net sales	$ -	$ 20,024	$ 8,361	$ 36,350
Operating income (loss)	-	941	(454)	609
Income (loss) of discontinued operations, net	-	798	(484)	330
Gain on sale of assets, net of tax	(154)	27	6,431	27